Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Selected Quarterly Financial Information [Abstract]
Revenue	$ 582,317	$ 556,011	$ 568,008	$ 524,458	$ 559,675	$ 480,288	$ 418,143	$ 382,525	$ 2,230,794	$ 1,840,631	$ 1,529,869
Cost of revenue	221,973	219,208	224,945	212,925	217,406	198,279	172,424	160,075	879,051	748,184	624,514
Net income	$ 60,118	$ 46,517	$ 55,492	$ 32,422	$ 40,810	$ 23,362	$ 42,890	$ 24,671	$ 194,549	$ 131,733	$ 158,168
Earnings per share:
Earnings Per Share, Basic	$ 0.88	$ 0.68	$ 0.81	$ 0.48	$ 0.61	$ 0.35	$ 0.65	$ 0.37	$ 2.85	$ 1.98	$ 2.40
Earnings Per Share, Diluted	$ 0.87	$ 0.68	$ 0.81	$ 0.47	$ 0.60	$ 0.35	$ 0.65	$ 0.37	$ 2.81	$ 1.95	$ 2.37